Share-based Compensation - Summary of Fair Value At Grant Date Estimate Using Discounted Cash Flow Model and Black-Scholes Option Pricing Model (Details) € in Millions	Mar. 10, 2023 EUR (€)
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Average revenue growth rates (2023-2027) (%)	16.50%
Average EBITDA margin (2023-2027) (%)	31.00%
Terminal growth rate (2023-2027) (%)	1.50%
After-tax discount rate (%)	9.90%
Average capital expenditure investments	€ 85.8
Dividend yield (%)	0.00%
Expected volatility (%)	34.40%
Expected time period (years) (weighted average of the assumed exit event date scenarios)	1 year 1 month 6 days
Risk free interest rate (%) (weighted average of the assumed exit event date scenarios)	3.20%